Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017	Mar. 26, 2016
Income Tax Disclosure [Abstract]
Canadian statutory rate	26.60%	26.60%	26.60%
Rate differential for U.S. operations	0.40%	0.70%	(21.20%)
Utilization of unrecognized losses and other tax attributes	(27.10%)	(26.90%)	123.60%
Permanent differences and other	0.10%	(0.40%)	(129.00%)
Total	0.00%	0.00%	0.00%